Corporate aircraft capital lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 payments	Dec. 31, 2012
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities	$ 26,646,215	$ 0
Current maturities of capital lease obligations	2,745,647	0
Total capital lease obligations	29,391,862
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt term	8 years
Maturity date	Sep. 15, 2021
Number of payments	32
Quarterly payment amount	1,426,435
Payment for deposit on aircraft		$ 6,700,000
Effective interest rate	10.47%